                     SUPPLEMENT DATED NOVEMBER 22, 2010 TO

                      PROSPECTUS DATED APRIL 30, 2010 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On November 19, 2010, the Genworth Columbia Mid Cap Value Fund was renamed the Genworth PYRAMIS(R) Small/Mid Cap Core Fund. Therefore, all references in your variable annuity prospectus to the "Genworth Columbia Mid Cap Value Fund" are hereby replaced with "Genworth PYRAMIS(R) Small/Mid Cap Core Fund (formerly, Genworth Columbia Mid Cap Value Fund)," unless the context dictates otherwise.

In the "Subaccounts" section of your variable annuity prospectus, please delete the information for Genworth Columbia Mid Cap Value Fund and replace it with the following:

Genworth PYRAMIS(R) Small/Mid Cap     The fund's investment objective is  Genworth Financial Wealth
Core Fund                             long-term capital appreciation.     Management, Inc. (subadvised by
(formerly, Genworth Columbia Mid Cap                                      Pyramis Global Advisors, LLC)
Value Fund)

48928NY SUPPE 11/22/10